Leases - Present Value of Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 14
2025	11
2026	10
2027	6
2028	3
Thereafter	16
Total operating lease payments	60
Less: Imputed interest	(9)
Total lease obligations	51
Less: Current installments	(12)	$ (9)
Other liabilities	39	34
Finance Leases
2024	36
2025	36
2026	36
2027	36
2028	36
Thereafter	978
Total finance lease payments	1,158
Less: Imputed interest	(816)
Total lease obligations	342
Less: Current installments	(3)	(2)
Finance leases	339	$ 336
Total
2024	50
2025	47
2026	46
2027	42
2028	39
Thereafter	994
Total lease payments	1,218
Less: Imputed interest	(825)
Total lease obligations	393
Less: Current installments	(15)
Long-term lease obligations	$ 378